Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (26,534)	$ (19,635)	$ (25,934)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	1,099	1,093	1,038
Stock-based compensation	9,869	5,329	2,864
Exchange rate differences	(496)	(2,821)	(429)
Interest from short-term deposits	87	524	188
Change in fair value of warrant liability		109
Change in fair value of Forfeiture Shares	173
Equity in earnings of investee, net of dividend received	18	11	2
Changes in operating assets and liabilities:
Trade accounts receivable	1,584	(944)	2,457
Prepaid expenses	(4,583)	(902)	304
Other current assets	(703)	161	(161)
Inventories	(6,163)	(449)	(1,728)
Long-term assets	(411)	(1)	(119)
Trade accounts payable	2,633	(1,470)	(545)
Accrued compensation	633	(1,555)	158
Other current liabilities	1,184	944	243
Other long-term liabilities	1		45
Net cash used in operating activities	(21,609)	(19,606)	(21,617)
CASH FLOWS FROM INVESTING ACTIVITIES:
Investment in short-term deposits	(121,947)	(86,861)	(90,000)
Maturities in short-term deposits	39,227	116,036	102,000
Purchase of property and equipment	(1,443)	(861)	(1,431)
Net cash provided by (used in) investing activities	(84,163)	28,314	10,569
CASH FLOWS FROM FINANCING ACTIVITIES -
Proceeds from Transactions related to the Merger, net	134,185
Exercise of options	1,246	406	132
Net cash provided by financing activities	135,431	406	132
Effect of exchange rate changes on cash and cash equivalents	816	1,646	429
INCREASE IN CASH AND CASH EQUIVALENTS	30,475	10,760	(10,487)
CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR	26,316	15,556	26,043
CASH AND CASH EQUIVALENTS AT END OF YEAR	56,791	26,316	15,556
SUPPLEMENT DISCLOSURE OF CASH FLOW INFORMATION -
Cash paid for taxes	417	$ 139	$ 433
SUPPLEMENTAL DISCLOSURE OF NON-CASH INVESTING AND FINANCING ACTIVITIES:
Trade accounts payable on account of property and equipment	44
Unpaid issuance costs	41
Conversion of Redeemable Convertible Preferred Shares	150,179
Issuance of Forfeiture Shares	$ 4,485